Discontinued operations - Summary of Statement of Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)	€ (1,404)	€ 2,029	[1]	€ (135)	[1]
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(1)	(4)		20
Remeasurements of defined benefit plans	(43)	501		(360)
Income tax relating to items that will not be reclassified	(4)	(101)		138
Items that may be reclassified subsequently to profit or loss:
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(13,061)	(1,173)		2,990
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	557	(450)		13
Equity movements of joint ventures	(63)	25		12
Equity movements of associates	1	(6)		7
Income tax relating to items that may be reclassified	2,710	372		(616)
Other	38	16		3
Total other comprehensive income / (loss)	(9,545)	200	[1]	457	[1]
Total comprehensive income / (loss)	(10,950)	2,229	[1]	321	[1]
Discontinued operations [member]
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)	(379)	960		487
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		1
Remeasurements of defined benefit plans	948	156		(285)
Income tax relating to items that will not be reclassified	(245)	(24)		126
Items that may be reclassified subsequently to profit or loss:
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(2,110)	155		21
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	185	(114)		(13)
Equity movements of joint ventures	0
Equity movements of associates	2	(1)		2
Income tax relating to items that may be reclassified	497	(18)		(27)
Other		1
Total other comprehensive income / (loss)	(723)	156		(176)
Total comprehensive income / (loss)	€ (1,102)	€ 1,117		€ 310

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.